Note 7 - Risk Management -Liquidity Risk - Contractual Maturities - Managing Liquity Risk (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
On demand [Member] | Cash And Balances With Central Banks And Other Demand Deposits [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	€ 9,550	€ 8,179	€ 23,191
On demand [Member] | Deposits in Credit Entities [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	801	252	991
On demand [Member] | Deposits in Other Financial Institutions [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	1	1	1
On demand [Member] | Reverse Repo Securities Borrowing and Margin Lending [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	0	18,979	0
On demand [Member] | Loans and advances [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	132	267	591
On demand [Member] | Securities Portfolio Segttlement [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	0	1	0
On demand [Member] | Whosale Funding [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	1	0	419
On demand [Member] | Deposits in Financial Institutions [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	7,107	6,831	6,762
On demand [Member] | Deposits in Other Financial Institutions and International Agencies [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	10,680	10,700	15,375
On demand [Member] | Customer Deposits [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	252,630	233,068	206,140
On demand [Member] | Security Pledge Funding [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	40	0	0
On demand [Member] | Derivatives Net [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	0	0	0
Not Later Than One Month [Member] | Cash And Balances With Central Banks And Other Demand Deposits [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	40,599	31,029	13,825
Not Later Than One Month [Member] | Deposits in Credit Entities [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	3,211	4,391	4,068
Not Later Than One Month [Member] | Deposits in Other Financial Institutions [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	1,408	939	1,192
Not Later Than One Month [Member] | Reverse Repo Securities Borrowing and Margin Lending [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	21,266	2,689	20,232
Not Later Than One Month [Member] | Loans and advances [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	19,825	21,203	20,272
Not Later Than One Month [Member] | Securities Portfolio Segttlement [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	1,875	1,579	708
Not Later Than One Month [Member] | Whosale Funding [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	2,678	3,648	7,380
Not Later Than One Month [Member] | Deposits in Financial Institutions [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	5,599	5,863	5,365
Not Later Than One Month [Member] | Deposits in Other Financial Institutions and International Agencies [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	4,327	4,827	6,542
Not Later Than One Month [Member] | Customer Deposits [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	44,866	45,171	49,053
Not Later Than One Month [Member] | Security Pledge Funding [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	46,489	35,502	38,153
Not Later Than One Month [Member] | Derivatives Net [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	(75)	(18)	(2,123)
Later Than One Month And Not Later Than Three Months [Member] | Cash And Balances With Central Banks And Other Demand Deposits [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	0	0	0
Later Than One Month And Not Later Than Three Months [Member] | Deposits in Credit Entities [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	216	181	254
Later Than One Month And Not Later Than Three Months [Member] | Deposits in Other Financial Institutions [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	750	758	967
Later Than One Month And Not Later Than Three Months [Member] | Reverse Repo Securities Borrowing and Margin Lending [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	1,655	1,921	544
Later Than One Month And Not Later Than Three Months [Member] | Loans and advances [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	25,939	26,323	25,990
Later Than One Month And Not Later Than Three Months [Member] | Securities Portfolio Segttlement [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	4,379	4,159	3,566
Later Than One Month And Not Later Than Three Months [Member] | Whosale Funding [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	1,652	4,209	2,943
Later Than One Month And Not Later Than Three Months [Member] | Deposits in Financial Institutions [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	751	1,082	1,181
Later Than One Month And Not Later Than Three Months [Member] | Deposits in Other Financial Institutions and International Agencies [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	1,580	3,290	8,624
Later Than One Month And Not Later Than Three Months [Member] | Customer Deposits [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	18,514	18,616	25,522
Later Than One Month And Not Later Than Three Months [Member] | Security Pledge Funding [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	2,219	2,284	3,561
Later Than One Month And Not Later Than Three Months [Member] | Derivatives Net [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	(523)	(110)	(95)
Later Than Three Months And Not Later Than Six Months [Member] | Cash And Balances With Central Banks And Other Demand Deposits [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	0	0	0
Later Than Three Months And Not Later Than Six Months [Member] | Deposits in Credit Entities [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	141	169	155
Later Than Three Months And Not Later Than Six Months [Member] | Deposits in Other Financial Institutions [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	664	796	675
Later Than Three Months And Not Later Than Six Months [Member] | Reverse Repo Securities Borrowing and Margin Lending [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	1,158	541	523
Later Than Three Months And Not Later Than Six Months [Member] | Loans and advances [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	23,265	23,606	22,318
Later Than Three Months And Not Later Than Six Months [Member] | Securities Portfolio Segttlement [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	5,990	4,423	3,688
Later Than Three Months And Not Later Than Six Months [Member] | Whosale Funding [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	2,160	4,238	5,547
Later Than Three Months And Not Later Than Six Months [Member] | Deposits in Financial Institutions [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	1,992	2,335	2,104
Later Than Three Months And Not Later Than Six Months [Member] | Deposits in Other Financial Institutions and International Agencies [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	458	1,959	3,382
Later Than Three Months And Not Later Than Six Months [Member] | Customer Deposits [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	10,625	11,428	15,736
Later Than Three Months And Not Later Than Six Months [Member] | Security Pledge Funding [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	2,274	1,405	1,403
Later Than Three Months And Not Later Than Six Months [Member] | Derivatives Net [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	(68)	(116)	(190)
Later Than Six Months And Not Later Than Nine Months [Member] | Cash And Balances With Central Banks And Other Demand Deposits [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	0	0	0
Later Than Six Months And Not Later Than Nine Months [Member] | Deposits in Credit Entities [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	83	120	48
Later Than Six Months And Not Later Than Nine Months [Member] | Deposits in Other Financial Institutions [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	647	628	714
Later Than Six Months And Not Later Than Nine Months [Member] | Reverse Repo Securities Borrowing and Margin Lending [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	805	426	0
Later Than Six Months And Not Later Than Nine Months [Member] | Loans and advances [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	15,347	15,380	16,212
Later Than Six Months And Not Later Than Nine Months [Member] | Securities Portfolio Segttlement [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	2,148	2,380	2,301
Later Than Six Months And Not Later Than Nine Months [Member] | Whosale Funding [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	2,425	1,227	3,463
Later Than Six Months And Not Later Than Nine Months [Member] | Deposits in Financial Institutions [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	377	392	800
Later Than Six Months And Not Later Than Nine Months [Member] | Deposits in Other Financial Institutions and International Agencies [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	302	554	2,566
Later Than Six Months And Not Later Than Nine Months [Member] | Customer Deposits [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	6,217	8,711	11,863
Later Than Six Months And Not Later Than Nine Months [Member] | Security Pledge Funding [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	114	396	1,004
Later Than Six Months And Not Later Than Nine Months [Member] | Derivatives Net [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	(5)	(135)	(111)
Later Than Nine Months And Not Later Than One Year [Member] | Cash And Balances With Central Banks And Other Demand Deposits [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	0	0	0
Later Than Nine Months And Not Later Than One Year [Member] | Deposits in Credit Entities [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	152	122	72
Later Than Nine Months And Not Later Than One Year [Member] | Deposits in Other Financial Institutions [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	375	447	532
Later Than Nine Months And Not Later Than One Year [Member] | Reverse Repo Securities Borrowing and Margin Lending [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	498	815	428
Later Than Nine Months And Not Later Than One Year [Member] | Loans and advances [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	16,433	17,516	15,613
Later Than Nine Months And Not Later Than One Year [Member] | Securities Portfolio Segttlement [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	6,823	13,391	4,312
Later Than Nine Months And Not Later Than One Year [Member] | Whosale Funding [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	2,736	2,456	5,967
Later Than Nine Months And Not Later Than One Year [Member] | Deposits in Financial Institutions [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	1,240	1,714	2,176
Later Than Nine Months And Not Later Than One Year [Member] | Deposits in Other Financial Institutions and International Agencies [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	309	1,328	1,897
Later Than Nine Months And Not Later Than One Year [Member] | Customer Deposits [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	7,345	10,368	11,343
Later Than Nine Months And Not Later Than One Year [Member] | Security Pledge Funding [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	97	973	912
Later Than Nine Months And Not Later Than One Year [Member] | Derivatives Net [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	(117)	(117)	(326)
Later Than One Year And Not Later Than Two Years [Member] | Cash And Balances With Central Banks And Other Demand Deposits [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	0	0	0
Later Than One Year And Not Later Than Two Years [Member] | Deposits in Credit Entities [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	133	116	117
Later Than One Year And Not Later Than Two Years [Member] | Deposits in Other Financial Institutions [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	1,724	1,029	1,330
Later Than One Year And Not Later Than Two Years [Member] | Reverse Repo Securities Borrowing and Margin Lending [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	205	30	500
Later Than One Year And Not Later Than Two Years [Member] | Loans and advances [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	42,100	43,973	44,956
Later Than One Year And Not Later Than Two Years [Member] | Securities Portfolio Segttlement [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	8,592	5,789	19,320
Later Than One Year And Not Later Than Two Years [Member] | Whosale Funding [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	7,225	5,772	7,825
Later Than One Year And Not Later Than Two Years [Member] | Deposits in Financial Institutions [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	1,149	930	746
Later Than One Year And Not Later Than Two Years [Member] | Deposits in Other Financial Institutions and International Agencies [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	781	963	1,340
Later Than One Year And Not Later Than Two Years [Member] | Customer Deposits [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	5,667	7,607	8,619
Later Than One Year And Not Later Than Two Years [Member] | Security Pledge Funding [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	22,911	64	1,281
Later Than One Year And Not Later Than Two Years [Member] | Derivatives Net [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	498	(336)	(132)
Later Than Two Years And Not Later Than Three Years [Member] | Cash And Balances With Central Banks And Other Demand Deposits [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	0	0	0
Later Than Two Years And Not Later Than Three Years [Member] | Deposits in Credit Entities [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	178	112	87
Later Than Two Years And Not Later Than Three Years [Member] | Deposits in Other Financial Institutions [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	896	681	918
Later Than Two Years And Not Later Than Three Years [Member] | Reverse Repo Securities Borrowing and Margin Lending [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	1,352	727	286
Later Than Two Years And Not Later Than Three Years [Member] | Loans and advances [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	32,336	35,383	35,093
Later Than Two Years And Not Later Than Three Years [Member] | Securities Portfolio Segttlement [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	12,423	11,289	10,010
Later Than Two Years And Not Later Than Three Years [Member] | Whosale Funding [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	8,578	6,432	5,963
Later Than Two Years And Not Later Than Three Years [Member] | Deposits in Financial Institutions [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	229	765	1,156
Later Than Two Years And Not Later Than Three Years [Member] | Deposits in Other Financial Institutions and International Agencies [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	304	286	686
Later Than Two Years And Not Later Than Three Years [Member] | Customer Deposits [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	2,137	2,612	5,060
Later Than Two Years And Not Later Than Three Years [Member] | Security Pledge Funding [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	526	23,009	640
Later Than Two Years And Not Later Than Three Years [Member] | Derivatives Net [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	(91)	(91)	(82)
Later Than Three Years And Not Later Than Five Years [Member] | Cash And Balances With Central Banks And Other Demand Deposits [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	0	0	0
Later Than Three Years And Not Later Than Five Years [Member] | Deposits in Credit Entities [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	27	157	122
Later Than Three Years And Not Later Than Five Years [Member] | Deposits in Other Financial Institutions [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	1,286	806	942
Later Than Three Years And Not Later Than Five Years [Member] | Reverse Repo Securities Borrowing and Margin Lending [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	390	226	124
Later Than Three Years And Not Later Than Five Years [Member] | Loans and advances [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	53,386	50,809	55,561
Later Than Three Years And Not Later Than Five Years [Member] | Securities Portfolio Segttlement [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	11,533	12,070	16,662
Later Than Three Years And Not Later Than Five Years [Member] | Whosale Funding [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	16,040	18,391	14,016
Later Than Three Years And Not Later Than Five Years [Member] | Deposits in Financial Institutions [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	196	171	859
Later Than Three Years And Not Later Than Five Years [Member] | Deposits in Other Financial Institutions and International Agencies [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	825	355	875
Later Than Three Years And Not Later Than Five Years [Member] | Customer Deposits [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	1,207	1,833	781
Later Than Three Years And Not Later Than Five Years [Member] | Security Pledge Funding [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	218	338	23,959
Later Than Three Years And Not Later Than Five Years [Member] | Derivatives Net [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	(67)	(106)	(105)
Later Than Five Years [Member] | Cash And Balances With Central Banks And Other Demand Deposits [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	0	0	0
Later Than Five Years [Member] | Deposits in Credit Entities [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	1,269	1,868	4,087
Later Than Five Years [Member] | Deposits in Other Financial Institutions [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	2,764	1,975	336
Later Than Five Years [Member] | Reverse Repo Securities Borrowing and Margin Lending [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	210	0	189
Later Than Five Years [Member] | Loans and advances [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	120,571	123,568	133,589
Later Than Five Years [Member] | Securities Portfolio Segttlement [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	42,738	44,666	51,472
Later Than Five Years [Member] | Whosale Funding [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	26,363	30,162	31,875
Later Than Five Years [Member] | Deposits in Financial Institutions [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	904	1,429	3,714
Later Than Five Years [Member] | Deposits in Other Financial Institutions and International Agencies [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	1,692	1,045	2,825
Later Than Five Years [Member] | Customer Deposits [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	1,310	2,034	936
Later Than Five Years [Member] | Security Pledge Funding [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	1,627	1,697	1,712
Later Than Five Years [Member] | Derivatives Net [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	(392)	(419)	(47)
Total [Member] | Cash And Balances With Central Banks And Other Demand Deposits [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	50,149	39,208	37,016
Total [Member] | Deposits in Credit Entities [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	6,211	7,488	10,002
Total [Member] | Deposits in Other Financial Institutions [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	10,515	8,060	7,608
Total [Member] | Reverse Repo Securities Borrowing and Margin Lending [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	27,539	26,354	22,826
Total [Member] | Loans and advances [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	349,334	358,028	370,195
Total [Member] | Securities Portfolio Segttlement [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial assets for liquidity	96,501	99,747	112,039
Total [Member] | Whosale Funding [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	69,858	76,535	85,397
Total [Member] | Deposits in Financial Institutions [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	19,544	21,512	24,862
Total [Member] | Deposits in Other Financial Institutions and International Agencies [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	21,258	25,307	44,114
Total [Member] | Customer Deposits [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	350,518	341,448	335,052
Total [Member] | Security Pledge Funding [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	76,515	65,668	72,626
Total [Member] | Derivatives Net [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk Line Items
Financial Obligations liquidity risk	€ (840)	€ (1,448)	€ (3,210)